Intangible assets (Details 1) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Apr. 01, 2022
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	₨ 641,862	₨ 622,688	₨ 634,730
Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	3,138,468	2,718,093
Acquisitions during the year	508,172	420,375
Disposals during the year	256	0
Adjustment	0
Balance at ending	3,646,384	3,138,468
Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	2,515,780	2,083,363
Acquisitions during the year	488,896	432,417
Disposals during the year	154
Balance at ending	3,004,522	2,515,780
Bandwidth Capacity [Member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	1,575	90,791	149,210
Bandwidth Capacity [Member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	773,288	736,388
Acquisitions during the year	0	36,900
Disposals during the year	0	0
Adjustment	0
Balance at ending	773,288	773,288
Bandwidth Capacity [Member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	682,497	587,178
Acquisitions during the year	89,216	95,319
Balance at ending	771,713	682,497
Computer software [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	612,039	500,499	450,959
Computer software [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	2,287,180	1,903,705
Acquisitions during the year	508,172	383,475
Disposals during the year	256	0
Adjustment	0
Balance at ending	2,795,096	2,287,180
Computer software [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	1,786,681	1,452,746
Acquisitions during the year	396,530	333,935
Disposals during the year	154
Balance at ending	2,183,057	1,786,681
Licences and franchises [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Intangible Assets Other Than Goodwill	28,248	31,398	₨ 34,561
Licences and franchises [member] | Gross carrying amount [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	78,000	78,000
Acquisitions during the year	0	0
Disposals during the year	0	0
Adjustment	0
Balance at ending	78,000	78,000
Licences and franchises [member] | Accumulated depreciation and amortization [member]
Disclosure Of Intangible Assets And Goodwill Explanatory [Line Items]
Balance at beginning	46,602	43,439
Acquisitions during the year	3,150	3,163
Balance at ending	₨ 49,752	₨ 46,602